DWS Equity 500 Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Apr. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	14.18%	14.61%
Performance Inception Date	Mar. 31, 2017
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.58%	14.18%		14.59%
Performance Inception Date	Dec. 31, 1992
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.69%	9.44%		9.97%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.77%	10.36%		10.60%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	14.12%		14.53%
Performance Inception Date	Dec. 31, 1992
Class S | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.79%